SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - TAILWIND TWO ACQUISITION CORP. - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Class A Ordinary shares
Basic and diluted net loss per ordinary share
Allocation of net loss		$ (1,886,704)
Basic weighted average shares outstanding		28,167,123
Basic net loss per ordinary share		$ (0.07)
Class B Ordinary shares
Basic and diluted net loss per ordinary share
Allocation of net loss	$ (6,093)	$ (563,891)
Basic weighted average shares outstanding	7,500,000	8,418,493
Basic net loss per ordinary share	$ 0.00	$ (0.07)